Commitments and Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Commitments And Contingencies [Line Items]
Underwriting discount per unit	$ 0.35	$ 0.35
Aggregate amount	$ 9.6	$ 11.4
Over-allotment option exercised	$ 11.1
IPO [Member]
Commitments And Contingencies [Line Items]
Underwriting discount per unit	$ 0.20	$ 0.20
Aggregate amount	$ 5.5	$ 6.5
Over-allotment option exercised	$ 6.3
Maximum [Member]
Commitments And Contingencies [Line Items]
Purchase of additional stock	4,125,000